EQUITY: Purchase common shares (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Balance	2,100,000	0
Granted	1,800,000	2,100,000
Exercised	(850,000)
Balance	3,050,000	2,100,000
Balance	1,162,500	1,162,500
Weighted Average Exercise Price Balance	$ 0.10
Weighted Average Exercise Price Granted	$ 0.27	$ 0.10
Weighted Average Exercise Price Balance	$ 0.18	$ 0.10